UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-22363

SteelPath MLP Funds Trust

(Exact name of registrant as specified in charter)

2100 McKinney Avenue, Suite 1401
Dallas, TX 75201

(Address of principal executive offices)(zip code)

Gabriel Hammond
SteelPath Fund Advisors, LLC
2100 McKinney Avenue, Suite 1401
Dallas, TX 75201

(Name and address of agent for service)

Registrant's telephone number, including area code: (214) 740-6040

Date of fiscal year end: November 30

Date of reporting period: August 31, 2012

Item 1.  Schedules of Investments.

SteelPath MLP Select 40 Fund
SCHEDULE OF INVESTMENTS – As of 08/31/2012
(Unaudited)

Description	Shares	Fair Value

Master Limited Partnership Shares — 97.7%

Coal — 3.1%
Alliance Holdings GP LP	273,149	$13,220,411
Alliance Resource Partners LP	266,805	16,523,234
Total Coal		29,743,645

Exploration & Production — 1.5%
EV Energy Partners LP	144,543	9,072,964
Linn Energy LLC	136,726	5,436,226
Total Exploration & Production		14,509,190

Gathering/Processing — 16.7%
Access Midstream Partners LP	780,298	23,510,379
Compressco Partners LP	358,083	5,729,328
Crosstex Energy LP	356,137	5,299,318
DCP Midstream Partners LP	331,800	14,313,852
Exterran Partners LP	767,345	16,344,448
MarkWest Energy Partners LP	450,779	23,936,365
Regency Energy Partners LP	1,142,934	26,447,493
Targa Resources Partners LP	353,062	14,306,072
Western Gas Partners LP	661,093	31,567,191
Total Gathering/Processing		161,454,446

Natural Gas Pipelines — 29.1%
Boardwalk Pipeline Partners LP	812,566	21,963,659
El Paso Pipeline Partners LP	894,638	32,376,949
Energy Transfer Equity LP	809,244	35,566,274
Energy Transfer Partners LP	611,404	26,119,179
Enterprise Products Partners LP	892,926	47,682,248
EQT Midstream Partners LP (1)	125,999	3,459,932
Inergy Midstream LLC	2,749	64,052
ONEOK Partners LP	548,580	31,170,316
Spectra Energy Partners LP	863,032	27,634,285
TC Pipelines LP	518,892	23,568,075
Williams Partners LP	619,845	31,971,605
Total Natural Gas Pipelines		281,576,574

Petroleum Transportation — 41.8%
Buckeye Partners LP	734,668	36,307,292
Enbridge Energy Partners LP	1,292,217	38,068,713
Genesis Energy LP	1,089,040	35,197,773
Global Partners LP	910,658	22,893,942
Holly Energy Partners LP	672,626	45,301,361
Magellan Midstream Partners LP	495,747	41,132,129
Martin Midstream Partners LP	208,372	7,088,815
NuStar Energy LP	645,145	32,721,754
NuStar GP Holdings LLC	762,143	23,222,497
Oiltanking Partners LP	426,482	15,686,008
Plains All American Pipeline LP	549,322	47,532,833
Sunoco Logistics Partners LP	853,772	39,828,464
Tesoro Logistics LP	295,668	12,882,255
TransMontaigne Partners LP	180,292	6,587,870
Total Petroleum Transportation		404,451,706

Shipping — 5.5%
Golar LNG Partners LP	658,777	$20,958,990
Teekay LNG Partners LP	828,420	32,904,843

Total Shipping		53,863,833

Total Master Limited Partnership Shares (identified cost $763,286,679)		945,599,394

Short-Term Investments — 8.0%

Money Market — 8.0%
Fidelity Treasury Portfolio, 0.010% (2)	77,314,728	77,314,728

Total Short-Term Investments (identified cost $77,314,728)		77,314,728

Total Investments — 105.7% (identified cost $840,601,407)		1,022,914,122

Liabilities In Excess of Other Assets — (5.7)%		(55,125,080)

Net Assets -— 100.0%		$967,789,042

LLC -— Limited Liability Company
LP -— Limited Partnership

(1) Non-income producing security
(2) Variable rate security; the coupon rate represents the rate at August 31, 2012.

See Notes to Schedules of Investments

SteelPath MLP Alpha Fund
SCHEDULE OF INVESTMENTS – As of 08/31/2012
(Unaudited)

Description	Shares	Fair Value

Master Limited Partnership Shares — 97.3%

Gathering/Processing — 11.7%
MarkWest Energy Partners LP	640,314	$34,000,674
Regency Energy Partners LP	1,660,293	38,419,180
Western Gas Partners LP	338,579	16,167,147
Total Gathering/Processing		88,587,001

Natural Gas Pipelines — 40.0%
El Paso Pipeline Partners LP	1,316,631	47,648,876
Energy Transfer Equity LP	989,289	43,479,251
Enterprise Products Partners LP	1,036,937	55,372,436
EQT Midstream Partners LP (1)	104,830	2,878,632
ONEOK Partners LP	835,479	47,471,917
Spectra Energy Partners LP	888,709	28,456,462
TC Pipelines LP	820,381	37,261,705
Williams Partners LP	766,371	39,529,416
Total Natural Gas Pipelines		302,098,695

Petroleum Transportation — 45.6%
Buckeye Partners LP	586,557	28,987,647
Enbridge Energy Partners LP	1,154,289	34,005,354
Genesis Energy LP	1,021,151	33,003,600
Holly Energy Partners LP	738,977	49,770,101
Magellan Midstream Partners LP	482,440	40,028,047
NuStar Energy LP	619,265	31,409,121
Oiltanking Partners LP	115,614	4,252,283
Plains All American Pipeline LP	723,050	62,565,516
Sunoco Logistics Partners LP	951,374	44,381,597
TransMontaigne Partners LP	437,889	16,000,464
Total Petroleum Transportation		344,403,730

Total Master Limited Partnership Shares (identified cost $595,744,401)		735,089,426

Short-Term Investments — 8.4%

Money Market — 8.4%
Fidelity Treasury Portfolio, 0.010% (2)	63,311,873	63,311,873

Total Short-Term Investments (identified cost $63,311,873)		63,311,873

Total Investments — 105.7% (identified cost $659,056,274)		798,401,299

Liabilities In Excess of Other Assets — (5.7)%		(43,119,451)

Net Assets -— 100.0%		$755,281,848

LP -— Limited Partnership

(1) Non-income producing security
(2) Variable rate security; the coupon rate represents the rate at August 31, 2012.

See Notes to Schedules of Investments

SteelPath MLP Income Fund
SCHEDULE OF INVESTMENTS – As of 08/31/2012
(Unaudited)

Description	Shares	Fair Value

Master Limited Partnership Shares — 98.0%

Gathering/Processing — 15.8%
American Midstream Partners LP 1	380,313	$7,393,285
Crosstex Energy LP	521,339	7,757,524
Exterran Partners LP	1,051,968	22,406,918
Regency Energy Partners LP	1,250,954	28,947,076
Targa Resources Partners LP	211,344	8,563,659
Total Gathering/Processing		75,068,462

Natural Gas Pipelines — 27.4%
Boardwalk Pipeline Partners LP	1,027,547	27,774,595
Energy Transfer Equity LP	386,651	16,993,312
Energy Transfer Partners LP	739,676	31,598,959
Inergy Midstream LLC	1,370,093	31,923,167
TC Pipelines LP	483,335	21,953,076
Total Natural Gas Pipelines		130,243,109

Other — 5.0%
Compressco Partners LP	399,251	6,388,016
Hi-Crush Partners LP (1)	900,000	17,514,000
		23,902,016

Petroleum Transportation — 40.6%
Buckeye Partners LP	516,157	25,508,479
Enbridge Energy Partners LP	1,034,427	30,474,219
Global Partners LP	1,013,499	25,479,365
Holly Energy Partners LP	427,197	28,771,718
Martin Midstream Partners LP	645,611	21,963,686
NuStar Energy LP	576,071	29,218,321
Plains All American Pipeline LP	169,919	14,703,091
TransMontaigne Partners LP	461,563	16,865,512
Total Petroleum Transportation		192,984,391

Propane — 2.6%
Amerigas Partners LP	101,392	4,341,605
Ferrellgas Partners LP	156,162	3,201,321
Suburban Propane Partners LP	124,775	4,828,792
Total Propane		12,371,718

Shipping — 6.6%
Teekay LNG Partners LP	787,930	31,296,580

Total Master Limited Partnership Shares (identified cost $427,389,835)		465,866,276

Short-Term Investments — 5.3%

Money Market — 5.3%
Fidelity Treasury Portfolio, 0.010% (2)	25,503,153	25,503,153

Total Short-Term Investments (identified cost $25,503,153)		25,503,153

Total Investments — 103.3% (identified cost $452,892,988)		491,369,429

Liabilities In Excess of Other Assets — (3.3)%		(15,834,856)

Net Assets -— 100.0%		$475,534,573

LLC -— Limited Liability Company
LP -— Limited Partnership

(1) Non-income producing security
(2) Variable rate security; the coupon rate represents the rate at August 31, 2012.

See Notes to Schedules of Investments

SteelPath MLP Alpha Plus Fund
SCHEDULE OF INVESTMENTS – As of 08/31/2012
(Unaudited)

Description	Shares	Fair Value

Master Limited Partnership Shares — 133.6%

Gathering/Processing — 16.1%
MarkWest Energy Partners LP	2,225	$118,147
Regency Energy Partners LP	5,774	133,610
Western Gas Partners LP	1,178	56,250
Total Gathering/Processing		308,007

Natural Gas Pipelines — 54.9%

El Paso Pipeline Partners LP	4,579	165,714
Energy Transfer Equity LP	3,442	151,276
Enterprise Products Partners LP	3,605	192,507
EQT Midstream Partners LP (1)	366	10,050
ONEOK Partners LP	2,901	164,835
Spectra Energy Partners LP	3,085	98,782
TC Pipelines LP	2,853	129,583
Williams Partners LP	2,666	137,512
Total Natural Gas Pipelines		1,050,259

Petroleum Transportation — 62.6%
Buckeye Partners LP	2,042	100,916
Enbridge Energy Partners LP	4,013	118,223
Genesis Energy LP	3,542	114,477
Holly Energy Partners LP	2,570	173,090
Magellan Midstream Partners LP	1,677	139,141
NuStar Energy LP	2,153	109,200
Oiltanking Partners LP	404	14,859
Plains All American Pipeline LP	2,514	217,536
Sunoco Logistics Partners LP	3,313	154,552
TransMontaigne Partners LP	1,524	55,687
Total Petroleum Transportation		1,197,681

Total Master Limited Partnership Shares (identified cost $2,498,521)		2,555,947

Total Investments — 133.6% (identified cost $2,498,521)		2,555,947

Liabilities In Excess of Other Assets — (33.6)%		(642,405)

Net Assets -— 100.0%		$1,913,542

LP -— Limited Partnership

(1) Non-income producing security

See Notes to Schedules of Portfolio Investments

SteelPath MLP and Infrastructure Debt Fund
SCHEDULE OF INVESTMENTS – As of 08/31/2012
(Unaudited)

Description	Principal	Fair Value

Debt Investments — 74.2%

Gathering/Processing — 14.4%
Access Midstream Partner, 6.13%, 7/15/22, Callable 1/15/17	40,000	$41,700
Copano Energy LLC 7.13%, 04/1/21, Callable 4/1/16 @ 103.56	81,000	85,050
DCP Midstream LLC, 9.75%, 3/15/19 (1)	24,000	30,919
DCP Midstream Operating LP, 3.25%, 10/1/15	13,000	13,299
MarkWest Energy Partners LP
6.50%, 8/15/21, Callable 2/15/16	40,000	43,100
6.25%, 6/15/22, Callable 12/15/16	41,000	43,767
Regency Energy Partners LP
6.88%, 12/1/18, Callable 12/1/14	41,000	44,485
6.50%, 7/15/21, Callable 7/15/16	29,000	31,175
Targa Resources Partners LP, 6.88%, 2/1/21, Callable 2/1/16 @ 103.44	53,000	57,240
Total Gathering/Processing		390,735

Interstate Natural Gas — 5.7%
Spectra Energy Capital LLC, 6.75%, 2/15/32	30,000	36,598
Tennessee Gas Pipeline Co. LLC, 8.38%, 6/15/32	39,000	54,879
TransCanada PipeLines Ltd., 7.63%, 1/15/39	39,000	61,353
Total Interstate Natural Gas		152,830

Natural Gas Pipelines — 30.1%
Boardwalk Pipelines LP, 5.75%, 9/15/19	88,000	97,594
El Paso Pipeline Partners Operating Co. LLC
5.00%, 10/1/21, Callable 7/1/21	37,000	40,597
7.50%, 11/15/40	75,000	97,815
Energy Transfer Equity LP, 7.50%, 10/15/20	48,000	55,440
Enterprise Products Operating LLC
5.95%, 2/1/41	92,000	109,402
5.70%, 2/15/42	36,000	41,631
7.00%, 6/1/67, Callable 6/1/17 @ 100.00	21,000	21,953
7.03%, 1/15/68, Callable 1/15/18	20,000	22,425
ONEOK, Inc.
6.88%, 9/30/28	13,000	15,443
6.00%, 6/15/35	26,000	29,083
Williams Cos., Inc.
7.88%, 9/1/21	36,000	46,801
7.50%, 1/15/31	90,000	113,148
8.75%, 3/15/32	89,000	122,798
Total Natural Gas Pipelines		814,130

Petroleum Transportation — 24.0%
Enbridge Energy Partners LP, 7.50%, 4/15/38	43,000	57,796
Genesis Energy LP, 7.88%, 12/15/18, Callable 12/15/14	36,000	38,070
Kinder Morgan Finance Co. ULC, 5.70%, 1/5/16	58,000	62,765
NuStar Logistics LP, 7.65%, 4/15/18	73,000	81,870
Sunoco Logistics Partners Operations LP
4.65%, 2/15/22	135,000	145,284
6.85%, 2/15/40	86,000	100,409
6.10%, 2/15/42	151,000	163,620
Total Petroleum Transportation		649,814

Total Debt Investments (identified cost $1,990,017)		2,007,509

Total Investments — 74.2% (identified cost $1,990,017)	2,007,509
Other Assets In Excess of Liabilities — 25.8%	699,208

Net Assets -— 100.0%	$2,706,717

LLC -— Limited Liability Company
LP -— Limited Partnership
ULC -— Unlimited Liability Corporation

(1) Represents a restricted security purchase under rule 144A which is exempt from registration under the Securities Act of 1933 as amended, these securities amounted to $30,919 and 1.14% of net assets.

See Notes to Schedules of Investments

THE STEELPATH MLP FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS
August 31, 2012 (Unaudited)

Security Valuation – Securities are valued at market value as of the close of trading on each business day when the New York Stock Exchange (“NYSE”) is open. Securities listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the OTC market are valued on the basis of the last sales price as reported by NASDAQ®. Debt securities that mature in fewer than 60 days are valued at amortized cost (unless the Board of Trustees (the “Board”) determines that this method does not represent fair value) if their original maturity was 60 days or less, or by amortizing the value as of the 61st day before maturity if their original term to maturity exceeded 60 days.

A Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the pricing committee will review exception priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis. In these situations, the pricing committee will employ certain Board-approved methodologies to determine a fair value for the securities. Fair valuations will be reviewed by the Board on a quarterly basis.

Security Transactions – Security transactions are recorded on the trade date plus one basis, except for the last day of the fiscal quarter end, when they are recorded on trade date.  Securities sold are determined on a specific identification basis.

Return of Capital Estimates - Distributions received from the Funds’ investments in MLPs generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the period ended August 31, 2012, the Funds estimated that 100% of the MLP distributions received would be treated as return of capital.

Federal Tax Information – At August 31, 2012, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	SteelPath MLP	SteelPath MLP	SteelPath MLP
	Select 40	Alpha	Income
Cost of Investments	$805,138,333	$625,437,072	$438,700,383
Gross Unrealized Appreciation	$230,072,006	$180,525,220	$62,499,733
Gross Unrealized Depreciation	(12,296,217)	(7,560,993)	(9,830,687)
Net Unrealized Appreciation (Depreciation) on Investments	$217,775,789	172,964,227	$52,669,046

	SteelPath MLP	SteelPath MLP and
	Alpha Plus	Infrastructure Debt
Cost of Investments	$2,507,726	$1,990,017
Gross Unrealized Appreciation	$88,900	$26,009
Gross Unrealized Depreciation	(40,679)	(8,517)
Net Unrealized Appreciation (Depreciation) on Investments	$48,221	$17,492

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Footnote Disclosure

U.S. GAAP establishes a hierarchy that prioritizes the various inputs used in determining the value of a fund’s investments. The three broad levels of the hierarchy are described below:

•      Level 1 — quoted prices for active markets for identical securities;
•      Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); or
•      Level 3 — significant unobservable inputs, including the Funds’ own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2012.

SteelPath MLP Select 40 Fund

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares*	$945,599,394	$-	$-	$945,599,394
Short-Term Investments	77,314,728	-	-	77,314,728
Total	$1,022,914,122	$-	$-	$1,022,914,122

SteelPath MLP Alpha Fund

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares*	$735,089,426	$-	$-	$735,089,426
Short-Term Investments	63,311,873	-	-	63,311,873
Total	$798,401,299	$-	$-	$798,401,299

SteelPath MLP Income Fund

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares*	$465,866,276	$-	$-	$465,866,276
Short-Term Investments	25,503,153	-	-	25,503,153
Total	$491,369,429	$-	$-	$491,369,429

SteelPath MLP Alpha Plus Fund

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares*	$2,555,947	$-	$-	$2,555,947
Short-Term Investments	-	-	-	-
Total	$2,555,947	$-	$-	$2,555,947

SteelPath MLP and Infrastructure Debt Fund

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Investments*	$-	$2,007,509-	$-	$2,007,509
Short-Term Investments	-	-	-	-
Total	$-	$2,007,509-	$-	$2,007,509

The Funds did not hold any Level 3 securities during the period ended August 31, 2012

* For a detailed break-out of securities by major industry classification, please refer to the Schedules of Investments.

Item 2.  Controls and Procedures.

a)
The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)
Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SteelPath MLP Funds Trust

/s/ Gabriel Hammond
By: Gabriel Hammond
President and Principal Executive Officer
Date	10/22/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Gabriel Hammond
By: Gabriel Hammond
President and Principal Executive Officer
Date	10/22/2012

/s/ Stuart Cartner
By: Stuart Cartner
Vice President, Treasurer and Principal Financial Officer
Date	10/22/2012